Income and other taxes - Schedule of Components of Income and Other Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income from operations before taxes	$ 320,333	$ 530,617
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	$ 86,490	$ 143,267
Effects of different foreign statutory tax rates	18,054	26,256
Change due to foreign exchange	(11,430)	24,950
Withholding and other taxes	26,956	26,041
Non-deductible expenditures	32,029	31,948
Benefit not recorded on impairment losses	93,772	0
Benefit of optional tax incentives	(13,281)	(13,965)
Future withholding tax	29,548	(12,000)
Change in non-taxable portions of gains	(2,345)	(2,135)
Losses and tax bases for which no tax benefit has been recorded	18,707	7,178
Change in accruals for tax audits	(951)	11,209
Amounts under provided for in prior years	1,196	1,145
Income tax expense	278,745	243,894
Current income tax, withholding and other taxes	290,081	247,811
Deferred income tax expense/(recovery)	$ (11,336)	$ (3,917)